BUSINESS COMBINATION (Details) - RUB (₽) ₽ in Millions	Dec. 27, 2021	Feb. 05, 2021
N1.ru LLC
BUSINESS COMBINATION
Percentage of interest acquired		100.00%
Total cash consideration		₽ 1,785
Praktika Uspekha LLC
BUSINESS COMBINATION
Percentage of voting equity interests to be acquired	100.00%